RESTRUCTURING, IMPAIRMENT AND PLANT CLOSING COSTS (Details 2) (USD $) In Millions, unless otherwise specified	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Accrued liabilities by initiatives
Accrued liabilities	$ 90	$ 92	$ 49	$ 75	$ 75
2007 initiatives and prior
Accrued liabilities by initiatives
Accrued liabilities	2	2
2009 initiatives
Accrued liabilities by initiatives
Accrued liabilities	7	11	20
2010 initiatives
Accrued liabilities by initiatives
Accrued liabilities	9	16	24
2011 initiatives
Accrued liabilities by initiatives
Accrued liabilities	42	63
2012 initiatives
Accrued liabilities by initiatives
Accrued liabilities	$ 30